Related Party Balances and Transactions (Details Narrative) $ / shares in Units, $ in Millions																		1 Months Ended			6 Months Ended		12 Months Ended
	Sep. 14, 2026 CNY (¥)	Jun. 24, 2026 CNY (¥)	Jun. 03, 2026 CNY (¥)	May 25, 2026 CNY (¥)	Apr. 28, 2026 CNY (¥)	Apr. 22, 2026 CNY (¥)	Mar. 30, 2026 CNY (¥)	Dec. 29, 2025 CNY (¥)	Dec. 08, 2025 CNY (¥)	Dec. 03, 2025 CNY (¥)	Nov. 28, 2025 CNY (¥)	Oct. 14, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 27, 2025 CNY (¥)	May 08, 2025 CNY (¥)	Oct. 10, 2019 CNY (¥) shares	Oct. 26, 2017 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2020 CNY (¥)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jan. 05, 2026 USD ($)	Jan. 05, 2026 CNY (¥)	Aug. 31, 2024 CNY (¥)	Oct. 31, 2022 CNY (¥)	Oct. 10, 2019 $ / shares
Related Party Transaction [Line Items]
Principal amount convertible debt		¥ 5,000,000.0		¥ 5,000,000.0			¥ 15,000,000.0	¥ 10,000,000.0	¥ 5,000,000.0		¥ 5,000,000.0	¥ 10,000,000.0	¥ 10,000,000.0	¥ 5,000,000.0	¥ 20,000,000.0					¥ 65,000,000
Percentage of annual interest rate																				10.00%
Aggregated principal amount																				¥ 10,000,000
Convertible loan																				55,000,000.0
Aggregated principal amount repaid			¥ 200,000		¥ 10,000,000.0	¥ 200,000				¥ 200,000
Changes in fair value of amounts due to related party																					¥ 2,330,000	¥ 2,052,000
Fair value changes of amounts due to related party due to own credit risk																					10,000.00	¥ 500,000
[custom:WorkingCapitalExpenditures-0]																								$ 2.0	¥ 13,600,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Repayments of Debt	¥ 2,000,000.0
Fanhua Group [Member]
Related Party Transaction [Line Items]
Percentage of equity interest																3.40%
Fanhua Group [Member]
Related Party Transaction [Line Items]
Principal amount convertible debt																¥ 80,000,000.0	¥ 130,000,000.0
Percentage of annual interest rate																	10.00%
Amount of accrued interest																¥ 14,100,000
Shares converted | shares																28,684,255
Conversion price | $ / shares																												$ 0.4766
Extent principal balance of convertible debt																				50,000,000.0
Amount of corresponding interest																				¥ 15,000,000.0
Aggregated principal amount repaid																		¥ 12,600,000	¥ 6,300,000				¥ 10,000,000.0
Other borrowings																		¥ 55,300,000			¥ 52,900,000		¥ 45,800,000			¥ 0	¥ 0
Maturity date																		Oct. 26, 2024			Oct. 26, 2026